Note 5 - Personnel Expenses, Including Share-based Remuneration - Research and Development Expenditure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Total research and development expenditure	$ 44,055	$ 38,736	$ 34,143
Less: Capitalized development expenditure excluded from personnel expenses (Note 11)	4,862	7,110	4,056
Net expensed research and development expenditure	$ 39,193	$ 31,626	$ 30,087